SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash, cash equivalents and restricted cash (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents	$ 210,847	$ 186,301		$ 156,478
Restricted cash	4,574	5,228		4,831
Total cash, cash equivalents and restricted cash	$ 215,421	$ 191,529	$ 181,162	$ 161,309	$ 118,228